Net Loss Per share (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016
Numerator:
Net loss	$ (46,409,000)	$ (39,539,000)	$ (983)	$ (88,550,000)	$ (74,651,000)
Denominator:
Weighted-average shares outstanding - basic and diluted	120,584,316	28,369,644	8,750,000	60,120,689	28,369,644
Net loss per share - basic and diluted	$ (0.38)	$ (1.39)	$ 0	$ (1.47)	$ (2.63)